Loss per share - Calculation of Loss per Share (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Earnings per share [abstract]
Net loss	$ (35.2)	$ (28.1)	$ (74.6)	$ (38.2)
Weighted average number of ordinary shares, basic (in shares)	177.2	168.6	176.7	168.4
Loss per common share - basic (in dollars per share)	$ (0.20)	$ (0.17)	$ (0.42)	$ (0.23)
Loss per common share - diluted (in dollars per share)	$ (0.20)	$ (0.17)	$ (0.42)	$ (0.23)